Related Parties (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Directors and to Key Management for Services	The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2020	2019	2018
Director compensation, and key management salaries and benefits*	3,626	2,743	2,516
Share based compensation	646	417	327
Termination benefits	—	100	149
	4,272	3,260	2,992

* Salaries and benefits include short-term incentive compensation.

Summary of Operating Transactions with Shareholders	The transactions have been recorded at the exchange amount, which represents the contractual amount of consideration established and accepted by the related parties.

Year ended	March 31,
	2020	2019	2018
Consulting fee revenue*	24,554	36,672	59,674
Employee benefits	41	19	634
Communications	—	219	414
Professional fees	—	—	323
Transaction fees	—	866	—

* One of the shareholders exercising significant influence has committed to minimum amounts of revenue and EBITDA over a four year period ending in July 2020, which may be extended to July 2021 under certain conditions. Should the minimum contracted amounts not be met, the shareholder in question and another one of the shareholders will jointly reimburse Alithya an amount up to $4 million.

As at	March 31,
	2020	2019
	$	$
Trade accounts receivable	6,718	9,653
Trade accounts payable	153	—